Organization and Summary of Significant Accounting Policies (Schedule of Changes in Provision for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Opening balance	$ 5,323	$ 6,938	$ 7,580
Additions during the year	1,211	1,284	2,436
Deductions during the year	(2,173)	(2,899)	(3,078)
Closing balance	$ 4,361	$ 5,323	$ 6,938